Stock Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock Compensation [Abstract]
Schedule of Outstanding Stock Options

The following is a summary of outstanding stock options as of March 31, 2025 and 2024:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value

Options outstanding as of December 31, 2023	-	$-	-	$-
Issued	236,469	1.36	10	-
Expired and forfeited	-	-	-	-
Exercised	-	-	-	-
Options outstanding as of December 31, 2024	236,469	$1.36	9.74	-
Options exercisable as of December 31, 2024	236,469	$1.36	9.74	$-
Issued	-	-	-	-
Expired and forfeited	-	-	-	-
Exercised	-	-	-	-
Options outstanding as of March 31, 2025	236,469	$1.36	9.50	$-
Options exercisable as of March 31, 2025	236,469	$1.36	9.50	$-

The following is a summary of outstanding stock options as of December 31, 2024 and 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life(years)	Aggregate Intrinsic Value

Options outstanding as of December 31, 2022	-	$-	-	$-
Issued	-	-	-	-
Expired and forfeited	-	-	-	-
Exercised	-	-	-	-
Options outstanding as of December 31, 2023	-	$-	-	$-
Options exercisable as of December 31, 2023	-	$-	-	-
Options outstanding as of December 31, 2023	-	$-	-	$-
Issued	236,469	1.36	10.0	-
Expired and forfeited	-	-	-	-
Exercised	-	-	-	-
Options outstanding as of December 31, 2024	236,469	$1.36	9.74	$-
Options exercisable as of December 31, 2024	236,469	$1.36	9.74	$-

Schedule of Vesting Terms

The following is the vesting terms associated with those shares:

Tranche	Shares Granted	Vesting Method	Vesting Terms
Tranche 1	236,469	Immediate	The vesting date is immediate and is fully vested on the grant date
Total	236,469

The following is the vesting terms associated with those shares:

Tranche	Shares Granted	Vesting Method	Vesting Terms
Tranche 1	236,469	Straight-line	The vesting date is immediate and is fully vested on the grant date
Total	236,469

Schedule of Weighted Average Assumptions

The Black-Scholes option-pricing model includes the following weighted average assumptions to determine the grant share-based awards:

Years Ended December 31,
	2024	2023
Assumptions:
Risk-free interest rate	3.49-3.55%	-%
Expected dividend yield	-%	-%
Expected volatility	51.14-52.38%	-%
Expected life (in years)	5.00-5.46	-